Revenue - Summary of Interest revenue by type of Operation (Details) - KZT (₸) ₸ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of disaggregation of revenue from contracts with customers [line items]
Interest revenue from loans to customers	₸ 1,359,389	₸ 862,405	₸ 623,706
Interest revenue from other operations	219,957	220,263	209,810
Total interest revenue	₸ 1,579,346	₸ 1,082,668	₸ 833,516